Label	Element	Value
Global X Funds | Global X FTSE Nordic Region ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Global X FTSE Nordic Region ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

GLOBAL X FUNDS (THE "TRUST")
Global X FTSE Nordic Region ETF

Supplement dated August 18, 2021 to the Summary Prospectus, Statutory Prospectus and
Statement of Additional Information (“SAI”) for the Global X FTSE Nordic Region ETF (the “Fund”) dated as of March 1, 2021, as may be amended or supplemented from time to time

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Summary Prospectus, Statutory Prospectus and SAI.

On August 4, 2021, the Board of Trustees (the “Board”) of the Global X Funds (the “Trust”) unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) providing for the reorganization of the Global X MSCI Norway ETF (the “Acquired Fund”) with and into the Fund, each a separate series of the Trust (together, the “Combined Fund”) (the “Reorganization”). Immediately prior to the Reorganization, the Fund will pursue the same investment objective and principal investment strategies as the Acquired Fund. Upon completion of the Reorganization, the Combined Fund will be named the Global X MSCI Norway ETF and its ticker symbol will be NORW. The Combined Fund will follow the same investment objective and principal investment strategies as the Acquired Fund. The Agreement provides for: (1) the transfer of all of the assets of the Acquired Fund to the Fund solely in exchange for (A) the issuance of the shares of beneficial interest of the Fund (collectively, the “Fund Shares” and each, a “Fund Share”) to the Acquired Fund, and (B) the assumption by the Fund of all of the liabilities of the Acquired Fund on the closing date of the Reorganization (the “Closing Date”), and (2) the distribution by the Acquired Fund, on or promptly after the Closing Date as provided in the Agreement, of the Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund.

The Reorganization is expected to be a tax-free transaction. Global X Management Company LLC, the investment adviser to both the Acquired Fund and the Fund, has agreed to bear the costs directly related to the Reorganization.

The Fund currently has the following non-fundamental policies that are changeable by the Board without shareholder approval on at least sixty days prior written notice (the “80% Policies”):

The Fund invests at least 80% of its total assets in the securities of the FTSE Nordic 30 Index and in American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs") based on the securities in the FTSE Nordic 30 Index. The Fund also invests at least 80% of its total assets in securities of companies that are economically tied to Sweden, Denmark, Norway and Finland.
As part of the Reorganization, which is expected to occur during the fourth calendar quarter of 2021 and be at least 60 days from the date of this supplement, the Fund will change its name to the Global X MSCI Norway ETF and will change its 80% Policies to the following:

The Fund invests at least 80% of its total assets in the securities of the MSCI Norway IMI 25/50 Index and in American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs") based on the securities in the MSCI Norway IMI 25/50 Index. The Fund also invests at least 80% of its total assets in securities of companies that are economically tied to Norway.

The decision of the Board to pursue the Reorganization is not subject to shareholder approval. However, a combined Information Statement/Prospectus that contains more information about the Reorganization and the Acquired Fund will be mailed to shareholders of the Fund.

Supplement Closing [Text Block]	ck0001432353_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE